Income taxes - Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Computed expected income tax benefit	(25.00%)	(25.00%)	(25.00%)
Effect of preferential tax rate	7.00%	4.00%	(17.00%)
Effect of different tax jurisdiction	4.00%	2.00%	2.00%
Change in tax rate	4.00%	18.00%	0.00%
Prior year return-to-provision true up	0.00%	(2.00%)	0.00%
Non-deductible expenses and non-taxable income	1.00%	4.00%	40.00%
Research and development expenses additional deduction	(5.00%)	(6.00%)	(5.00%)
Change in valuation allowance	14.00%	5.00%	7.00%
Actual income tax expense	0.00%	0.00%	2.00%